Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments for the period ended December 31, 2021 and the years ended December 31, 2022, and 2023. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Period ended December 31, 2021			Year ended December 31, 2022			Year ended December 31, 2023
	Aframax/LR2 tanker segment	Handysize tanker segment	Total	Aframax/LR2 tanker segment	Handysize tanker segment	Total	Aframax/LR2 tanker segment	Handysize tanker segment	LPG carrier segment	Total
- Time charter revenues	$9,115,257	$—	$9,115,257	$13,656,027	$—	$13,656,027	$8,709,215	$—	$3,439,356	$12,148,571
- Voyage charter revenues	15,002,012	—	15,002,012	51,805,097	—	51,805,097	552,859	—	3,253,385	3,806,244
- Pool revenues	2,442,144	2,704,855	5,146,999	30,787,088	15,637,653	46,424,741	46,901,887	15,611,872	—	62,513,759
Total vessel revenues	$26,559,413	$2,704,855	$29,264,268	$96,248,212	$15,637,653	$111,885,865	$56,163,961	$15,611,872	$6,692,741	$78,468,574
Voyage expenses (including charges from related parties)	(11,003,925)	(55,593)	(11,059,518)	(29,100,348)	(219,066)	(29,319,414)	(1,939,564)	(198,730)	(2,306,422)	(4,444,716)
Vessel operating expenses	(9,776,724)	(2,585,147)	(12,361,871)	(17,386,009)	(4,322,281)	(21,708,290)	(11,691,675)	(5,164,248)	(4,228,712)	(21,084,635)
Management fees to related parties	(1,433,950)	(419,900)	(1,853,850)	(2,167,000)	(666,500)	(2,833,500)	(1,443,009)	(688,547)	(1,022,104)	(3,153,660)
(Provision)/ recovery of provision for doubtful accounts	—	—	—	(266,732)	—	(266,732)	266,732	—	—	266,732
Depreciation and Amortization	(3,087,764)	(746,353)	(3,834,117)	(5,889,352)	(1,405,124)	(7,294,476)	(3,475,084)	(1,490,577)	(1,874,041)	(6,839,702)
Gain on sale of vessels	—	—	—	3,222,631	—	3,222,631	90,800,434	8,226,258	—	99,026,692
Segments operating income/ (loss)	$1,257,050	$(1,102,138)	$154,912	$44,661,402	$9,024,682	$53,686,084	$128,681,795	$16,296,028	$(2,738,538)	$142,239,285
Interest and finance costs			(506,012)			(902,604)				(964,253)
Interest income			652			202,612				4,072,553
Dividend income from related party			—			—				1,020,833
Foreign exchange losses			15,327			(6,181)				(23,493)
Less: Unallocated corporate general and administrative expenses (including related parties)			(889,096)			(2,093,347)				(5,357,265)
Net (loss)/income and comprehensive (loss)/income, before taxes			$(1,224,217)			$50,886,564				$140,987,660

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2022, and December 31, 2023, is as follows:

	As of December 31, 2022	As of December 31, 2023
Aframax/LR2 tanker segment	$134,093,677	$22,802,392
Handysize tanker segment	23,385,458	10,445,507
LPG carrier segment	—	71,651,775
Cash and cash equivalents(1)	(32)	151,757,138
Prepaid expenses and other assets(1)	—	51,447,318
Total assets	$157,479,103	$308,104,130

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.